Business Segment Information - Distribution of Depreciation and Amortization by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 15,497	$ 16,898
Ireland
Segment Reporting Information [Line Items]
Depreciation and amortization	7,732	7,885
Rest of Europe
Segment Reporting Information [Line Items]
Depreciation and amortization	1,204	1,539
U.S.
Segment Reporting Information [Line Items]
Depreciation and amortization	5,412	6,299
Rest of World
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 1,149	$ 1,175